Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Calculation Of Net Earnings Per Common Share ("EPS") - Basic And Diluted
Calculation of net earnings per common share (“EPS”) — basic and diluted (in millions, except EPS):

Fiscal Year Ended	Sep 30, 2012	Oct 2, 2011	Oct 3, 2010
Net earnings attributable to Starbucks	$1,383.8	$1,245.7	$945.6
Weighted average common shares and common stock units outstanding (for basic calculation)	754.4	748.3	744.4
Dilutive effect of outstanding common stock options and RSUs	18.6	21.4	19.8
Weighted average common and common equivalent shares outstanding (for diluted calculation)	773.0	769.7	764.2
EPS — basic	$1.83	$1.66	$1.27
EPS — diluted	$1.79	$1.62	$1.24